Notes Payable (10K) (Details Narrative) (USD $)	3 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		May 31, 2014	Oct. 24, 2014	Sep. 19, 2014	Jul. 31, 2014	Jun. 30, 2013	Oct. 31, 2013	Sep. 30, 2013
Warrant exercise price								$ 1.00
Convertible promissory note amount				1,479,654
Debt maturity date	Mar. 31, 2015	Mar. 31, 2015
Convertible Promissory Note [Member]
Debt interest rate		12.00%
Debt maturity date		Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
2014 Convertible Promissory Note [Member]
Warrant to purchase shares of common stock						166,667
Debt instrument face amount						250,000
Warrant exercise price						$ 1.50
Debt maturity date						Jun. 15, 2015
2014 Convertible Promissory Note [Member] | Warrants [Member]
Warrant purchased, percentage of original principal amount numerator		50.00%
Per share amount issued to participant		$ 1.00
Equity financing, minimum aggregate amount		2,500,000
Orthofix Subsequent Financing [Member]
Per share amount issued to participant		$ 1.50
Warrant to purchase shares of common stock		500,000
Debt instrument face amount		500,000
Debt conversion, shares issued		666,666
Debt instrument conversation price per share		$ 0.75
MTF Short Term 2014 Loan [Member]
Warrant exercise price		$ 1.62
Subsequent Orthofix Convertible Promissory Notes [Member]
Debt conversion, shares issued		668,904
Orthofix Subsequent Financing [Member]
Warrant to purchase shares of common stock		166,667
Warrant exercise price		$ 1.50
Orthofix Subsequent Financing [Member] | MTF Short Term 2014 Loan [Member]
Warrant to purchase shares of common stock		333,334
Debt instrument face amount		250,000
Warrant exercise price		$ 1.50
Orthofix, Corp. [Member]
Warrant to purchase shares of common stock									166,667
Warrant exercise price									$ 1.50
Orthofix, Corp. [Member] | April Bridge Financing [Member]
Short term borrowing										100,000
Orthofix, Corp. [Member] | September Bridge Financing [Member]
Short term borrowing											150,000
AFH Acquisition X, Inc [Member]
Short term borrowing												50,000
AFH Advisory [Member]
Warrant to purchase shares of common stock		500,000
Hankey Capital, LLC [Member]
Warrant to purchase shares of common stock							3,955,697
Warrant exercise price							$ 1.58
Warrant expiration date							Oct. 24, 2017
Hankey Capital, LLC [Member] | Convertible Note [Member]
Debt instrument conversation price per share							$ 0.001
Convertible promissory note amount							5,000,000
Debt maturity date							Oct. 24, 2017
Percentage of average daily price of common stock measured							70.00%
Debt instrument common stock price conversation period							60 days
Loan for collateral value ratio percentage							50.00%
Number of common stock shares issued for lending							6,329,114
Percentage of commitment fee paid							3.00%
Loan commitment fee amount							$ 150,000
Hankey Capital, LLC [Member] | Convertible Note [Member] | Maximum [Member]
Debt instrument conversation price per share							$ 1.58
Hankey Capital, LLC [Member] | Convertible Note [Member] | Prime Rate [Member]
Debt instrument interest rate, minimum							4.00%
Debt instrument interest rate, maximum							8.50%
Forefront [Member]
Warrant to purchase shares of common stock							126,582

[1]	(1) As amended.